POWERSHARES EXCHANGE-TRADED FUND TRUST II

301 West Roosevelt Road

Wheaton, IL 60187

November 4, 2011

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

PowerShares Exchange-Traded Fund Trust II

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, PowerShares Exchange-Traded Fund Trust II (the “Trust”) certifies that:

1.                                       the form of prospectus and statement of additional information for each of the PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW Insurance Portfolio and PowerShares KBW Regional Banking Portfolio that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

2.                                       the text of the most recent post-effective amendment to the Trust’s registration statement was filed electronically with the Commission via EDGAR on October 31, 2011.

Very truly yours,

POWERSHARES EXCHANGE-TRADED FUND TRUST II

By:	/s/ Anna Paglia
Anna Paglia
Secretary